Supplement dated January 29, 2019
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated	SAI Dated
Columbia Funds Series Trust I
Columbia Pacific/Asia Fund	8/1/2018	1/1/2019
Jasmine (Weili) Huang, co-portfolio manager of the Fund, is on a medical leave of absence from Columbia Management Investment Advisers, and a timetable for her return is not set. Daisuke Nomoto and Christine Seng will continue to serve as portfolio managers for the Fund.
Shareholders should retain this Supplement for future reference.
SUP209_03_002_(01/19)